Basis of Presentation and summary of significant accounting policies - Segment reporting and Foreign currency transactions (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2021 USD ($) segment	Sep. 30, 2020 USD ($)
Basis of Presentation and summary of significant accounting policies
Number of reportable segments | segment	1
Change in foreign exchange rate | $	$ (173)	$ 454